Current Financial Assets and Cash and Cash Equivalents - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of current financial assets and cash and cash equivalents [line items]
Restricted cash	$ 0.5
Trading securities [member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Nominal value amount	0.0	$ 11.7
Fair value amount	0.0	$ 11.7
Calyxt [Member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Restricted cash	0.6
Short term restricted cash	0.5
Manufacturing Facility [Member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Restricted cash	$ 15.0